Loss Per Share	12 Months Ended
Jun. 30, 2023
Loss Per Share
Loss Per Share

Note 23 – Loss Per Share

The following table presents net loss per share and related information:

	Group
Basic and diluted loss per share	June 30, 2023	June 30, 2022 *	June 30, 2021
Net (loss) attributable to common stockholders ($’000)	(121,370)	(128,919)	(63,092)
Weighted average number of shares
Basic and diluted – common Stock	155,401,121	126,814,171	99,915,563
Basic and diluted net loss per share	(0.78)	(1.02)	(0.58)
Basic and diluted – C shares			8,047,417
Basic and diluted net loss per share			(0.58)

* Amounts have been revised, see Note 2 of the Financial Statements for the year ended June 30, 2023 included elsewhere in this document for further information.

Loss per share calculations for all periods prior to the Business Combination have been retrospectively adjusted for the equivalent number of shares outstanding immediately after the Business Combination to affect the reverse recapitalization, less shares related to the mandatorily convertible notes and the Loan Funded Share Plan. The share conversion factor applied to shares immediately prior to the Business Combination is 1.4716625 (refer to Note 30 for additional details). Because the Company reported net losses for all periods presented, all potentially dilutive Common Stock equivalents were determined to be antidilutive for those periods and have been excluded from the calculation of net loss per share.

The Loss per share as previously reported was calculated on the following basis:

Group
Basic and diluted loss per share	June 30, 2021
Net (loss) attributable to common stockholders	(58,389,069)
Weighted average number of shares – Basic and diluted	67,892,971
Basic and diluted net loss per share – common stockholders	(0.86)
Net loss attributable to class C stockholders	(4,702,784)
Weighted average number of class C shares	5,468,249
Basic and diluted net loss per share – class C stockholders	(0.86)